Acquisitions - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2011 Morton Manufacturing Company	Dec. 31, 2013 Morton Manufacturing Company	Dec. 31, 2012 Morton Manufacturing Company	Dec. 31, 2011 Morton Manufacturing Company	Oct. 31, 2011 Morton Manufacturing Company Customer Relationships	Oct. 31, 2011 Morton Manufacturing Company Trademarks
Business Acquisition [Line Items]
Acquisitions of businesses, net of cash acquired					$ 34,000,000	$ 34,000,000
Acquisition costs						700,000
Goodwill	34,198,000		34,198,000	34,198,000		355,000
Purchase price adjustment recorded to write-up inventory						400,000
Intangible assets						15,810,000				9,700,000	6,100,000
Amortized on a straight-line basis										15 years	10 years
Amortization									1,000,000
Depreciation	10,125,000	10,362,000	21,581,000	18,733,000	15,794,000				400,000
Interest expense		200,000	200,000						2,300,000
Term loan			5,700,000	8,900,000					37,500,000
Net sales							$ 34,100,000	$ 46,800,000	$ 10,400,000